PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2014
Cost:
Computers and electronic equipment	$146	$63
Office furniture and equipment	84	41
Clinical and medical equipment	15	14
Leasehold improvement	93	39

	338	157
Accumulated depreciation:
Computers and electronic equipment	50	30
Office furniture and equipment	7	3
Clinical and medical equipment	12	10
Leasehold improvement	42	17

	111	60

Depreciated cost	$227	$97

Depreciation expenses for the years ended December 31, 2015, 2014 and 2013, were $ 51, $ 31 and $  9, respectively.